Income and Other Taxes - Income Tax Expense (Benefit), Current Deferred, by Jurisdiction (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Current Federal Tax Expense (Benefit)	$ 24	$ 52	$ 153
Deferred Federal Income Tax Expense (Benefit)	84	134	(17)
Current Foreign Tax Expense (Benefit)	123	103	59
Deferred Foreign Income Tax Expense (Benefit)	0	38	8
Current State Tax Expense (Benefit)	34	28	46
Deferred State Income Tax Expense (Benefit)	12	31	7
Total Provision (Benefit)	$ 277	$ 386	$ 256